GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 75,465	$ 372,602	$ 235,728	$ 1,706,729	$ 1,433,984	$ 2,381,405
Ney cash used in operating activities	$ 54,194			$ 1,124,630	$ 437,919	$ 1,106,374